SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [abstract]
Disclosure of summary of significant accounting policies

1.            SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This note provides a list of the significant accounting policies adopted in the preparation of these consolidated financial statements. These policies have been consistently applied to all the years presented, unless otherwise stated. The financial statements are for the Group consisting of Guangshen Railway Company Limited and its subsidiaries.

2.1        Basis of preparation

(a)           Compliance with IFRS

The consolidated financial statements have been prepared in accordance with all applicable International Financial Reporting Standards ("IFRS") as issued by International Accounting Standards Board ("IASB").

(b)           Historical cost convention

The consolidated financial statements have been prepared on a historical cost basis except for financial assets at fair value through other comprehensive income (“FVOCI”) are measured at fair value.

(c)           Going concern basis

As at December 31, 2020, the Group had net current liabilities of RMB885,902,000 and capital expenditure contracted for but not recognized as liabilities of RMB444,270,000 (see note 40). Considering the current financial position, operating plan and usable bank facilities amounting to RMB1,500,000,000 of the Group, the Board of Directors believes that the Group has sufficient liquidity for the following 12 months. The Group therefore continues to adopt the going concern basis in preparing its consolidated financial statements.

(d)           New and amended standards adopted by the Group

The Group has applied the following standards and amendments for the first time for their annual reporting period commencing January 1, 2020:

•         Covid-19-Related Rent Concessions – amendments to IFRS 16

•         Definition of Material – amendments to IAS 1 and IAS 8

•         Definition of a Business – amendments to IFRS 3

•         Revised Conceptual Framework for Financial Reporting

The amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

(e)           New standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2020 reporting periods and have not been early adopted by the Group. These standards are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

Effective for annual periods beginning on or after

Amendments to IAS 16	Property, Plant and Equipment: Proceeds before intended use	January 1, 2022
Annual Improvements to IFRS Standards 2018–2020		January 1, 2022
Amendments to IFRS 3	Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 37	Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Amendments to IAS 1	Classification of Liabilities as Current or Non-current	January 1, 2023
Amendments to IFRS 10 and IAS 28	Sale or contribution of assets between an investor and its associate or joint venture	To be determined

2.2       Subsidiaries

2.2.1     Consolidation

Subsidiaries are all entities (including structured entities) over which the group has control. The group controls an entity where the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases.

Inter-company transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

(a)           Business combinations

The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the：

-       fair values of the assets transferred,

-       liabilities incurred to the former owners of the acquired business

-       equity interests issued by the group

-       fair value of any asset or liability resulting from a contingent consideration arrangement, and

-       fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The group recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Acquisition-related costs are expensed as incurred.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in profit or loss.

Any contingent consideration to be transferred by the Group is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration that is deemed to be an asset or liability is recognized in accordance with IAS 39 in profit or loss. Contingent consideration that is classified as equity is not remeasured, and its subsequent settlement is accounted for within equity.

The excess of the consideration transferred, amount of any non-controlling interest in the acquired entity, and  the acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase.

Intra-group transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the group.

(b)           Changes in ownership interests in subsidiaries without change of control

The group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in a separate reserve within equity.

(c)           Disposal of subsidiaries

When the Group ceases to have control, any retained interest in the entity is remeasured to its fair value at the date when control is lost, with the change in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities, which means that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

2.2.2     Separate financial statements

Investments in subsidiaries are accounted for at cost less impairment. Cost also includes direct attributable costs investment. The results of subsidiaries are accounted for by the Company on the basis of dividend received and receivable.

Impairment testing of the investments in subsidiaries is required upon receiving a dividend from these investments if the dividend exceeds the total comprehensive income of the subsidiary in the period the dividend is declared or if the carrying amount of the investment in the separate financial statements exceeds the carrying amount in the consolidated financial statements of the investee’s net assets including goodwill.

2.3        Associates

Associates are all entities over which the group has significant influence but not control or joint control. This is generally the case where the group holds between 20% and 50% of the voting rights.

Investments in associates are accounted for using the equity method of accounting after initially being recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition. The Group's investments in associates include goodwill identified on acquisition. Upon the acquisition of the ownership interest in an associate, any difference between the cost of the associate and the Group’s share of the net fair value of the associate’s identifiable assets and liabilities is accounted for as goodwill.

If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income is reclassified to profit or loss where appropriate.

The Group’s share of post-acquisition profit or loss is recognized in profit or loss, and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income with a corresponding adjustment to the carrying amount of the investment. When the Group’s share of losses in an associate equals or exceeds its interest in the associate, including any other unsecured receivables, the Group does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.

The Group determines at each reporting date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount within 'share of result of associates', included in the consolidated comprehensive income statement.

Profits or losses and other comprehensive income resulting from upstream and downstream transactions between the Group and its associates are recognized in the Group’s financial statements only to the extent of unrelated investor’s interests in the associates. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Group.

In the Company’s balance sheet, investments in associates are accounted for at cost less provision for impairment losses. Cost also includes direct attributable costs of investment. The results of associates are accounted for by the Company on the basis of dividend received and receivable.

2.4        Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the senior executives of the Company that make strategic decisions.

2.5        Foreign currency transaction

(a)           Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates ("the functional currency"). The consolidated financial statements are presented in Renminbi ("RMB"), which is the Company’s functional and the Group’s presentation currency.

(b)           Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss.

Foreign exchange gains and losses are presented in the consolidated comprehensive income statement within "Finance costs - net".

2.6        Fixed assets

Fixed assets are stated at historical cost less depreciation and impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the items (for the case of fixed assets acquired by the Company from Predecessor during the Restructuring, the revaluated amount in the Restructuring was deemed costs).

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

Depreciation is calculated using the straight-line method to allocate the cost amount, after taking into account the estimated residual value of not more than 4% of cost, of each asset over its estimated useful life. The estimated useful lives are as follows:

Buildings (a)	20 to 40 years
Tracks, bridges and service roads (a)	16 to 100 years
Locomotives and rolling stock	20 years
Communications and signaling systems	8 to 20 years
Other machinery and equipment	4 to 25 years

(a)        The estimated useful lives of some buildings, tracks, bridges and service roads exceed the initial lease periods of the land use rights from operation lease; and the initial period of certain land use right acquired (note 2.26), on which these assets are located.

The Group will renew the term of land use right upon its expiry in strict compliance with requirements of relevant laws and regulations. There is no substantive impediment for the renewal except for public interests. In addition, based on the provision of the land use right operating lease agreement entered into with Guangzhou Railway Group (note 8), the Company can renew the lease at its own discretion upon expiry of the operating lease term. Based on the above consideration, the directors of the Company consider the current estimated useful lives of those assets to be reasonable.

The assets residual values and estimated useful lives are reviewed, and adjusted if appropriate,at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (note 2.11).

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within "other losses - net", included in the consolidated comprehensive income statement.

2.7        Construction-in-progress

Construction-in-progress represents buildings, tracks, bridges and service roads under construction, and mainly includes the construction related costs for the associated facilities of the existing railway lines of the Group. Construction-in-progress is stated at cost, which includes all expenditures and other direct costs, site restoration costs, prepayments attributable to the construction and interest charges arising from borrowings used to finance the construction during the construction period, less impairment loss. Construction-in-progress is not depreciated until such assets are completed and ready for their intended use.

From time to time, certain railway assets of the Group require major modifications and improvements. The carrying amounts are transferred from fixed assets to construction-in-progress. The carrying amounts, including costs of modifications, are transferred back to fixed assets upon completion of the improvement projects.

2.8        Goodwill

Goodwill represents the excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the Group’s share of identifiable net assets acquired. Goodwill arising from acquisitions of subsidiaries’ business is disclosed separately on the consolidated balance sheet.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units ("CGUs"), or groups of CGUs, that is expected to benefit from the synergies of the combination. Each unit or group of units to which the goodwill is allocated represents the lowest level within the entity at which the goodwill is monitored for internal management purposes. Goodwill is monitored at the operating segment level.

Goodwill impairment reviews are undertaken at least annually or more frequently if events or changes in circumstances indicate a potential impairment. The carrying value of goodwill is compared to the recoverable amount, which is the higher of value in use and the fair value less costs to sell. Any impairment is recognized immediately as an expense and is not subsequently reversed.

2.9        Impairment of non-financial assets other than goodwill

Assets that subjected to amortization are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (CGUs). Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at each reporting period.

2.10      Investments and other financial assets

(a)        Classification

The Group classifies its financial assets in the following measurement categories:

•                     those to be measured at amortized cost; or

•                     those to be measured subsequently at FVOCI;

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will be recorded in profit or loss or other comprehensive income (“OCI”) . For investments in equity instruments that are not held for trading, the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income.

(b)           Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on the trade-date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership.

(c)        Measurement

At initial recognition, the Group measures a financial asset at its fair value plus transaction costs that are directly attributable to the acquisition of the financial asset.

Equity instruments

The Group subsequently measures all equity investments at fair value. For investments in equity instruments that are not held for trading, over which the Group has no control, joint control or significant influence are measured at FVOCI. Where the Group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment, any related balance within the FVOCI reserve is reclassified to retained earnings.

Dividends from such investments continue to be recognized in profit or loss as other income when the Group’s right to receive payments is established.

Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value.

Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. The Group measures all of its debt instruments at amortized cost.

Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other gains/(losses) together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the consolidated comprehensive income statement.

(d)        Impairment

The Group assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortized cost, including trade receivables, other receivables and long-term receivable.

Management recognized provision for credit losses on the basis of exposure at default and ECL rates which include consideration of historical credit loss experience, current status and forward-looking information. For financial assets subject to ECL measurement except trade receivables, on each balance sheet day, the Group assesses the significant increase in credit risk since initial recognition or whether an asset is considered to be credit impaired, ‘Three-stage’ expected credit loss models are established and staging definition are set for each of these financial assets class.

A financial instrument which are not considered to have significantly increased in credit risk since initial recognition is classified in ‘Stage 1’. The impairment provision is measured at an amount equal to the 12-month expected credit losses for these financial assets.

If a significant increase in credit risk since initial recognition is identified but the financial instrument is not yet deemed to be credit-impaired, the financial instrument is moved to ‘Stage 2’. The impairment provision is measured based on expected credit losses on a lifetime basis.

If the financial instrument is credit-impaired, the financial instrument is then moved to ‘Stage 3’. The impairment provision is measured based on expected credit losses on lifetime basis.

For the financial Instruments in Stage 1 and Stage 2, the Group calculates the interest income based on its gross carrying amount (i.e. amortized cost) before adjusting for impairment provision using the effective interest method. For the financial instruments in Stage 3, the interest income is calculated based on the carrying amount of the asset, net of the impairment provision, using the effective interest method. Financial assets that are originated or purchased credit impaired are financial assets that are impaired at the time of initial recognition, and the impairment provision for these assets is the expected credit loss for the entire lifetime.

For trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

2.11      Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the Company or the counterparty.

2.12      Long-term prepaid expenses

Long-term prepaid expenses include the various expenditures that have been incurred but should be recognized as expenses over more than one year in the current and subsequent periods. Long-term prepaid expenses are amortized on the straight-line basis over the expected beneficial period and are presented at actual expenditure incurred, net of accumulated amortization.

2.13      Non-current assets held for sale

Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, financial assets and investment property that are carried at fair value, which are specifically exempt from this requirement.

An impairment loss is recognized for any initial or subsequent write-down of the asset to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset, but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current asset is recognized at the date of derecognition.

Non-current assets are not depreciated or amortized while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Non-current assets classified as held for sale are presented separately from the other assets in the balance sheet.

2.14      Materials and supplies

Materials and supplies are stated at the lower of cost and net realizable value. Cost is determined using the weighted average method. Materials and supplies are charged as fuel costs and repair and maintenance expenses when consumed. The cost of materials and supplies may not be recoverable if they are damaged, become wholly or partially obsolete, or if their selling prices have declined due to various reasons. When such circumstances happen, cost of materials and supplies is written to net realizable value, which is the estimated selling price less applicable variable expenses.

2.15      Trade and other receivables

Trade receivables are amounts due from customers for merchandise sold or services performed in the ordinary course of business. If collection of trade and other receivables is expected in one year or less (or in the normal operating cycle of the business if longer), they are classified as current assets. If not, they are presented as non-current assets.

Trade and other receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provision for impairment.

2.16      Cash and cash equivalents

Cash and cash equivalents include cash on hand; deposits held at call with banks; and other short-term highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

2.17      Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

2.18      Financial liabilities

The Group’s financial liabilities include trade payables, other payables (excluding other tax payables, employee salary and benefits payables and advances), payables for fixed assets and construction-in-progress, dividends payable and lease liabilities.

Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

Trade payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

The Group derecognizes financial liability when, and only when, the Group’s obligations are discharged, canceled or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

2.19      Current and deferred income tax

The tax expense for the period comprises current and deferred tax. Tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

(a)           Current income tax

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the PRC where the Company’s subsidiaries and associates operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and establishes provision where appropriate on the basis of amounts expected to be paid to the tax authorities.

(b)           Deferred income tax

Inside basis differences

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit nor loss. Deferred income tax is determined using tax rates (and laws) that have been enacted  by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Outside basis differences

Deferred income tax liabilities are provided on taxable temporary differences arising from investments in subsidiaries, and associates and joint arrangements, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future. Generally the Group is unable to control the reversal of the temporary difference for associates. Only when there is an agreement in place that gives the Group the ability to control the reversal of the temporary difference in the foreseeable future, deferred tax liability in relation to taxable temporary differences arising from the associate’s undistributed profits is not recognized.

Deferred income tax assets are recognized on deductible temporary differences arising from investments in subsidiaries, and associates and joint arrangements only to the extent that it is probable the temporary difference will reverse in the future and there is sufficient taxable profit available against which the temporary difference can be utilized.

(c)           Offsetting

Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority .

2.20      Employee benefits

(a)           Defined contribution plan

The Group pays contributions to defined contribution schemes operated by the local government for employee benefits in respect of pension and unemployment. The Group also pays contribution to defined contribution schemes operated by Guangzhou Railway Group for employee supplementary pension benefit. The Group has no further payment obligations once the contributions have been paid. The contributions to the defined contribution schemes are recognized as staff costs when they are due.

(b)           Termination benefits

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits at the earlier of the following dates: (a) when the Group can no longer withdraw the offer of those benefits; and (b) when the entity recognizes costs for a restructuring that is within the scope of IAS 37 and involves the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after the end of the reporting period are discounted to present value.

2.21      Provisions

Provisions are recognized when: the Group has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount can be reliably estimated. Provisions are not recognized for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of the management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as interest expense.

2.22      Revenue recognition

Revenue of the Group comprise of revenue from railroad and related business and revenue from other business.

(a)        Revenue from railroad and related business

The operations of the railway business of the Group form part of the nationwide railway system in the PRC and they are supervised and governed by CSRG. The Group renders the passenger transportation and freight transportation services, and the related service fees and charges are collected from customer or other railway companies by the Group.

The respective fares and charges of the services, and processing of the respective revenue and cost allocation among different railway companies are done centrally by a central clearance system operated by CSRG.

Revenue from passenger transportation

Passenger transportation generally include transportation business of Guangzhou-Shenzhen inter-city express trains, long-distance trains and Guangzhou-Hong Kong city through trains. These services are provided by the Group as the carrier in mainland China and Hong Kong, and the corresponding revenue information is captured and processed by CSRG through the central clearance system.

Revenues are recognized overtime when the train transportation services are rendered. The revenue is presented net of value-added tax.

Revenue from freight transportation

The Group also provides freight transportation services. Service information and computation of the attributable revenues entitled by the Group are processed by the central clearance system of CSRG.

The revenues are recognized at gross amounts overtime in the accounting period in which the services are rendered.

Revenue from railway network usage and other transportation related services

Revenue from railway network usage and other transportation related services, mainly consist of network usage services (locomotive traction, track usage and electric catenaries service, etc.) and railway operation services and other services, are rendered by the Group together with other railway companies in the PRC. The information relating to network usage service is captured and processed by the central clearance system of CSRG. The revenue from network usage services are recognized overtime in the accounting period in which the services are rendered, and revenue can be reliably measured. Railway operation services and other services are rendered solely by the Group and all proceeds are collected by the Group directly.

When the services rendered by the Group exceed the payment, a contract asset is recognized. If the payments exceed the services rendered, a contract liability is recognized.

(b)        Revenue from other businesses

Revenue from other business mainly consist of on-board catering services, leasing, sales of materials, sale of goods and other businesses related to railway transportation. Revenues from on-board catering services, sales of materials and supplies and sale of goods are recognized when the respective materials and goods are delivered to customers at a point of time. Revenue from operating lease arrangements on certain properties and locomotives is recognized overtime on a straight-line basis over the period of the respective leases.

(c)        Financing components

The Group does not expect to have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. As a consequence, the Group does not adjust any of the transaction prices for the time value of money.

2.23      Interest income

Interest income is recognized using the effective interest method. When a loan and receivable is impaired, the Group reduces the carrying amount to its recoverable amount, being the estimated future cash flow discounted at original effective interest rate of the instrument, and continues unwinding the discount as interest income. Interest income on impaired receivables is recognized using the original effective interest rate.

2.24      Dividend income

Dividends are recognized as other income in profit or loss when the right to receive payment is established.

2.25      Government grants

Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions.

Government grants relating to costs are deferred and recognized in profit or loss over the period necessary to match them with the costs that they are intended to compensate.

Government grants relating to fixed assets are included in non-current liabilities as deferred income and are credited to profit or loss on a straight-line basis over the expected lives of the related assets.

2.26      Leases

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group.

The Group’s right-of-use asset mainly consisted of lease of land and leasehold land payments for self-occupied purpose.

For the lease of land, in connection with the acquisition of Yangcheng Railway Business, the Company signed an agreement on 15 November 2004 with Guangzhou Railway Group for leasing the land use rights associated with a parcel of land, on which the acquired assets of Yangcheng Railway Business are located. The agreement became effective upon the completion of the acquisition on January 1, 2007 and the lease term is 20 years, renewable at the discretion of the Group.

The estimated useful lives of some buildings, tracks, bridges and service roads exceed the initial lease periods of the land use rights from operation lease; and the initial period of certain land use right acquired, on which these assets are located. Based on the provision of the land use right operating lease agreement entered into with Guangzhou Railway Group, the Company can renew the lease at its own discretion upon expiry of the operating lease term, and the Company expect to exercise the option to extend the lease within the remaining useful lives of those assets. Therefore the Group is reasonably certain to determine the lease term based on the remaining useful lives of those assets.

For the land use rights, the Group acquired the right to use certain pieces of land for certain of its rail lines, railway stations and other businesses. The consideration paid for such land represents pre-paid lease payments, which are amortized over the lease terms of 36.5 to 50 years using the straight-line method.

Land use rights are derecognized when the Group has transferred substantially all the risks and rewards of ownership. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in derecognition of land use right.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•       fixed payments (including in-substance fixed payments), less any lease incentives receivable

•       variable lease payment that are based on an index or a rate, initially measured using the index or rate as at the commencement date

•       amounts expected to be payable by the group under residual value guarantees

•       the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and

•       payments of penalties for terminating the lease, if the lease term reflects the group exercising that option.

Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

To determine the incremental borrowing rate, the Group:

•   where possible, uses recent third-party financing received by the individual lessee as a starting point, adjusted to reflect changes in financing conditions since third party financing was received

•   uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk for leases held by the Group, which does not have recent third party financing, and

•   makes adjustments specific to the lease, e.g. term, country, currency and security.

If a readily observable amortizing loan rate is available to the individual lessee (through recent financing or market data) which has a similar payment profile to the lease, then the group entities use that rate as a starting point to determine the incremental borrowing rate.

The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are measured at cost comprising the following:

•       the amount of the initial measurement of lease liability

•       any lease payments made at or before the commencement date less any lease incentives received

•       any initial direct costs, and

•       restoration costs.

Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less without a purchase option.

The Group as a lessee accounts for a lease modification when both of the following conditions are met:

• The modification increases the scope of the lease by adding the right to use one or more underlying assets.

• The consideration for the lease increases commensurate with the standalone price for the increase in scope and any adjustments to that stand-alone price reflect the circumstances of the particular contract.

For a lease modification that is not accounted for as a separate lease, at the effective date of the lease modification the Group allocate the consideration in the modified contract and determine the lease term of the modified lease, and remeasure the lease liability by discounting the revised lease payments using a revised discount rate.

For a modification that fully or partially decreases the scope of the lease, the Group decrease the carrying amount of the right-of-use asset to reflect partial or full termination of the lease. Any difference between those adjustments is recognized in profit or loss at the effective date of the modification.

For all other lease modifications which are not accounted for as a separate lease, the Group recognize the amount of the remeasurement of the lease liability as an adjustment to the corresponding right-of-use asset without affecting profit or loss.

Lease income from operating leases where the Group is a lessor is recognized in income on a straight-line basis over the lease term. Initial direct costs incurred in obtaining an operating lease are added to the carrying amount of the underlying asset and recognized as expense over the lease term on the same basis as lease income. The respective leased assets are included in the balance sheet based on their nature. The Group did not need to make any adjustments to the accounting for assets held as lessor as a result of adopting the new leasing standard.

2.27      Dividend distribution

Dividend distribution to the shareholders is recognized as a liability in the Group’s and the Company’s financial statements in the period in which the dividends are approved by the shareholders of the Company.